SHARE CAPITAL AND RESERVES	12 Months Ended
Jul. 31, 2023
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES

5. SHARE CAPITAL AND RESERVES

(a) Authorized share capital

As at July 31, 2023 and July 31, 2022, the authorized share capital of the Company comprised an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

No preferred shares have been issued to date. All issued common shares are fully paid. Shares issued during the year ended July 31, 2022

On October 18, 2021, the Company issued 1,909,092 flow-through common shares on the exercise of warrants at an exercise price of $0.05 for gross proceeds of $95,455.

On December 13, 2021, the Company issued 7,000,000 flow-through common shares on the exercise of warrants at an exercise price of $0.05 for gross proceeds of $350,000.

On July 12, 2022, the Company issued 1,000,000 common shares on the exercise of options at an exercise price of $0.20 for gross proceeds of $200,000.

Shares issued during the year ended July 31, 2023

On October 26, 2022, the Company completed a private placement of 2,750,000 units at a price of $0.20 per unit for gross proceeds of $550,000. Each unit consists of one common share and one transferable flow-through common share purchase warrant (a “Warrant”). Each Warrant entitles the holder to purchase one additional flow-through common share at a price of $0.20 for a period of five years from the closing of the private placement.

Flow-through expenditures commitment

As at July 31, 2023, the amount of flow-through proceeds remaining to be expended is approximately $274,659 (2022 - $296,148), which is related to the flow-through shares issued on December 13, 2021 for gross proceeds of $350,000. This remaining amount must be incurred on or before December 31, 2023.

(a) Warrants

Share purchase warrants transactions are summarized as follows:

	Number of Outstanding Warrants	Weighted Average Exercise Price
Balance, July 31, 2021	8,909,092	$0.05
Exercised	(8,909,092)	0.05
Balance, July 31, 2022	-	$-
Issued	2,750,000	0.20
Balance, July 31, 2023	2,750,000	$0.20

(b) Options

Stock option transactions are summarized as follows:

	Number of Outstanding Options	Weighted Average Exercise Price
Balance, July 31, 2021	-	-
Granted	1,995,700	0.20
Exercised	(1,000,000)	0.20
Balance, July 31, 2022	995,700	$0.20
Granted	3,204,300	0.20
Balance, July 31, 2023	4,200,000	$0.20

As at July 31, 2023, stock options outstanding and exercisable are as follows:

	Outstanding Options	Exercise Price
October 31, 2027	3,204,300	$0.20
January 11, 2032	995,700	$0.20

As at July 31, 2023, the weighted average remaining life of the outstanding options is 5.25 years.

On October 31, 2022, the Company granted 3,204,300 stock options to two directors of the Company at an exercise of $0.20 per option for a period of 5 years. The options fully vested as granted and valued at $640,860 using the Black- Scholes option pricing model with the following weighted average assumptions: expected life of 5 years, volatility of 478%, dividend yield of 0%, and risk- free rate of 3.43%. The fair value of the stock options granted was recognized to equity-settled share-based compensation in the amount of $640,860 in the year ended July 31, 2023.

On January 11, 2022, the Company granted 1,995,700 stock options to a director of the Company at an exercise of $0.20 per option for a period of 10 years. The options fully vested as granted and valued at $399,140 using the Black- Scholes option pricing model with the following weighted average assumptions: expected life of 10 years, volatility of 350%, dividend yield of 0%, and risk- free rate of 1.71%. The fair value of the stock options granted was recognized to equity-settled share-based compensation in the amount of $399,140.

On July 12, 2022, 1,000,000 options were exercised for gross proceeds of $200,000 and the fair value of $200,000 was transferred from share capital to reserves.